Real Estate Owned	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Real Estate Owned

9. REAL ESTATE OWNED

Real estate owned at December 31, 2016 and 2015 consisted of the following:

SUMMARY OF REAL ESTATE OWNED

December 31,	2016	2015
Commercial properties	$—	$—
Residential properties	—	—
Bank properties	—	281
Total	$—	$281

9. REAL ESTATE OWNED (Continued)

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2016	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$—	$—	$281	$281
Transfers into real estate owned	—	—	—	—
Sale of real estate owned	—	—	(266)	(266)
Loss on sale of real estate owned	—	—	(15)	(15)
Balance, end of year	$—	$—	$—	$—

During 2016, real estate owned decreased by $281 thousand to zero at December 31, 2016 from $281 thousand at December 31, 2015. During 2016, there was one Bank-owned property, with a carrying value of $281 thousand sold during the resulting in a net loss of $15 thousand, which is included in other expense in the consolidated statements of operations.

During 2015, the Company did not transfer any loans into real estate owned, and transferred in four bank properties for $909 thousand. In 2015, the Company recorded $56 thousand of write-downs of real estate owned on the carrying value of one bank property. There was one commercial property, one residential property and four bank properties with carrying amounts of $90 thousand, $54 thousand and $950 thousand, respectively, sold during the year ended December 31, 2015, which resulted in a net loss of $43 thousand, which is included in real estate owned expense, net in the consolidated statements of operations. At December 31, 2015, the Company maintained one bank property in the real estate owned portfolio.